MORTGAGE-BACKED SECURITIES (MORTGAGE-BACKED SECURITIES)	12 Months Ended
Sep. 30, 2012
MORTGAGE-BACKED SECURITIES
Held to maturity and available for securities
MORTGAGE-BACKED SECURITIES

4.                      MORTGAGE-BACKED SECURITIES

Mortgage-backed securities held to maturity and available for sale at September 30, 2012 and 2011 are summarized as follows:

	September 30, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Ginnie Mae	$89,752	$13,085	$—	$102,837
Fannie Mae	5,562,187	426,125	—	5,988,312
Total	5,651,939	439,210	—	6,091,149

Collateralized mortgage obligations:
Freddie Mac	5,024	54	—	5,078
Total	5,024	54	—	5,078

Total held to maturity	$5,656,963	$439,264	$—	$6,096,227

Weighted average yield at end of year	3.76%

AVAILABLE FOR SALE:
Mortgage-backed securities:
Ginnie Mae	$292,101	$34,221	$—	$326,322
Total available for sale	292,101	34,221	—	326,322

Weighted average yield at end of year	5.60%

	September 30, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Freddie Mac	$12	$—	$(1)	$11
Ginnie Mae	122,417	18,738	—	141,155
Fannie Mae	7,104,972	474,378	—	7,579,350
Total	7,227,401	493,116	(1)	7,720,516

Collateralized mortgage obligations:
Freddie Mac	6,738	60	—	6,798
Total	6,738	60	—	6,798

Total held to maturity	$7,234,139	$493,176	$(1)	$7,727,314

Weighted average yield at end of year	3.84%

AVAILABLE FOR SALE:
Mortgage-backed securities:
Ginnie Mae	$339,350	$38,820	$—	$378,170
Total	339,350	38,820	—	378,170

Collateralized mortgage obligations:
Freddie Mac	21,396	—	(38)	21,358
Ginnie Mae	764,669	—	(11,515)	753,154
Fannie Mae	1,626,250	—	(27,061)	1,599,189

Total	2,412,315	—	(38,614)	2,373,701

Total available for sale	$2,751,665	$38,820	$(38,614)	$2,751,871

Weighted average yield at end of year	4.23%

There were no proceeds from sales of available-for-sale mortgage-backed securities during the years ended September 30, 2012, 2011 or 2010.

As of September 30, 2012 and 2011, the Company did not have any mortgage-backed securities held to maturity or available for sale that were in a continuous loss position for more than 12 months.

The amortized cost and estimated fair values of held-to-maturity and available-for-sale mortgage-backed securities at September 30, 2012, by contractual maturity, are shown below.

	Held to Maturity		Available for Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Term to Maturity:
One year or less	$—	$—	$—	$—
Over one through five years	48,218	54,709	147,168	158,105
Over five through ten years	397,216	427,477	—	—
Over ten years	5,211,529	5,614,041	144,933	168,217
Tota1	$5,656,963	$6,096,227	$292,101	$326,322

Actual maturities of mortgage-backed securities may differ from scheduled maturities depending on the repayment characteristics and experience of the underlying financial instruments.

Mortgage-backed securities with carrying values totaling approximately $5.7 million and $10.0 million at September 30, 2012 and 2011, respectively, were pledged to secure deposits of public entities, trust funds, and for other purposes as required by law.